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MFS® Total Return Bond Fund
MFS® Total Return Bond Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is August 1, 2020. MFS® Total Return Bond Fund
Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Total Return Bond Fund	A		T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		2.50%	none	none	none	none	none	none	none	none	4.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Total Return Bond Fund		A	T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.04%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		0.79%	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.44%	0.84%	1.59%	1.59%
Fee Reductions and/or Expense Reimbursements	[1]	(0.19%)	(0.09%)	(0.19%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.08%)	(0.19%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.60%	0.70%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%	1.50%	1.50%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.40% of the fund's average daily assets annually up to $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class 529A, and Class B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.60% of the class' average daily net assets annually for Class A shares, 1.35% of the class' average daily net assets annually for Class B shares, 1.45% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.45% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.95% of the class' average daily net assets annually for Class R2 shares, 0.70% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.36% of the class' average daily net assets annually for Class R6 shares, 0.65% of the class' average daily net assets annually for Class 529A shares, and 1.50% of the class' average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Total Return Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	484	646	825	1,343
T	320	486	668	1,194
B	537	766	1,020	1,614
C	248	477	830	1,826
I	46	163	292	667
529A	489	661	851	1,399
529B	553	792	1,056	1,679
529C	253	492	856	1,881
R1	148	477	830	1,826
R2	97	321	564	1,262
R3	72	242	429	969
R4	46	163	292	667
R6	37	132	237	546

Expense Example No Redemption - MFS® Total Return Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	137	466	820	1,614
C	148	477	830	1,826
529B	153	492	856	1,679
529C	153	492	856	1,881